Secured Loan Payable (Details Textual)	1 Months Ended		6 Months Ended
	Sep. 18, 2018 USD ($)	Sep. 18, 2018 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Secured Loans (Textual)
Loans receivable			$ 51,784,127		$ 92,580,666
Penalties for default payment of principals and interests			1,582,202	$ 1,275,128
Secured debt			63,319,158		79,213,679
Hangzhou Jingyuan [Member]
Secured Loans (Textual)
Interest expense			1,817,990
Secured debt			$ 48,785,461	$ 64,702,803
Hangzhou Jingyuan [Member] | Maximum [Member]
Secured Loans (Textual)
Interest rate			6.32%
Hangzhou Jingyuan [Member] | Minimum [Member]
Secured Loans (Textual)
Interest rate			1.28%
China Great Wall Assets Management Co. Ltd. (China Great Wall) [Member]
Secured Loans (Textual)
Repayment of interest and penalties	$ 16,400,000
China Great Wall Assets Management Co. Ltd. (China Great Wall) [Member] | RMB [Member]
Secured Loans (Textual)
Repayment of interest and penalties | ¥		¥ 112,600,000
Secured loan [Member] | Feng Hui [Member]
Secured Loans (Textual)
Loans receivable			$ 4,974,661		$ 4,966,849